Convertible Notes (Details) - USD ($)							6 Months Ended
		Oct. 06, 2025	Jul. 17, 2025	Jul. 01, 2025	Oct. 16, 2024	Sep. 18, 2024	Mar. 31, 2026	Sep. 30, 2025	Dec. 18, 2024
Convertible Notes [Line Items]
Bearing interest rate, percentage			10.00%			8.00%
Closing price rate						70.00%
Trading day period						60 days
Outstanding balance rate							120.00%
Principal amount redemption rate							25.00%
Gross proceeds (in Dollars)					$ 10,000,000
Nominal amount (in Dollars)							$ 2,325
Principal of convertible notes (in Dollars)				$ 10,881,492
Converted shares (in Shares)				4,512,500
Convertible shares issued (in Shares)				930,000
Discount issued			10.00%
Maturity date			July 17, 2027
Percentage of share			110.00%
Volume weighted average price		90.00%	90.00%
Trading days		10 days	10 days
Derivative liability (in Dollars)							$ 285,128	$ 887,231
Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share)			$ 0.494						$ 0.24
Aggregate principal amount (in Dollars)			$ 3,500,000
Discount issued			10.00%
Conversion price percentage			20.00%				65.77%
Securities Purchase Agreement [Member]
Convertible Notes [Line Items]
Common stock per share (in Dollars per share)					$ 0.00025
Conversion price (in Dollars per share)			$ 0.494
Aggregate principal amount (in Dollars)			$ 30,000,000
Securities Purchase Agreement [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)					$ 10,830,000
Conversion price (in Dollars per share)						$ 1.2
Conversion price (in Dollars per share)				$ 2.4					$ 0.24
Class A Ordinary Shares [Member]
Convertible Notes [Line Items]
Bearing interest rate, percentage						8.00%
Aggregate original issue discount (in Dollars)						$ 800,000
Pre delivery shares (in Shares)						9,300,000
Common stock per share (in Dollars per share)	[1]						$ 0.0025	$ 0.0025
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)						$ 10,830,000
Common stock per share (in Dollars per share)						$ 0.00025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).